Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,455,000
Previously Paid Amount	0.00
Total Fee Amount	339.04
Total Offset Amount	0.00
Net Fee	339.04
Narrative - Max Aggregate Offering Price	$ 2,455,000
Final Prospectus	true